Guarantees and commitments	6 Months Ended
Jun. 30, 2014
Guarantees and commitments
25 Guarantees and commitments

Guarantees

In the ordinary course of business, guarantees are provided that contingently obligate Credit Suisse to make payments to third parties if the counterparty fails to fulfill its obligation under a borrowing or other contractual arrangement. The total gross amount disclosed within the Guarantees table reflects the maximum potential payment under the guarantees. The carrying value represents the higher of the initial fair value (generally the related fee received or receivable) less cumulative amortization and the Group’s current best estimate of payments that will be required under existing guarantee arrangements.

Guarantees provided by the Group are classified as follows: credit guarantees and similar instruments, performance guarantees and similar instruments, securities lending indemnifications, derivatives and other guarantees.

> Refer to “Guarantees” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Guarantees and commitments in the Credit Suisse Annual Report 2013 for a detailed description of guarantees.

Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q14 (CHF million)
Credit guarantees and similar instruments	2,692	1,469	4,161	3,969		11	2,214
Performance guarantees and similar instruments	5,026	2,429	7,455	6,603		63	3,073
Securities lending indemnifications	11,968	0	11,968	11,968		0	11,968
Derivatives [2]	21,973	9,010	30,983	30,983		664	–	[3]
Other guarantees	3,303	1,241	4,544	4,533		39	2,460
Total guarantees	44,962	14,149	59,111	58,056		777	19,715
4Q13 (CHF million)
Credit guarantees and similar instruments	2,688	1,526	4,214	4,066		14	2,333
Performance guarantees and similar instruments	4,910	3,136	8,046	7,125		107	3,312
Securities lending indemnifications	11,479	0	11,479	11,479		0	11,479
Derivatives [2]	18,247	13,403	31,650	31,650		715	–	[3]
Other guarantees	4,003	1,212	5,215	5,191		3	2,631
Total guarantees	41,327	19,277	60,604	59,511		839	19,755
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by FINMA or by the compulsory liquidation of another deposit-taking bank, the Group’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Group’s banking subsidiaries in Switzerland, the Group’s share in the deposit insurance guarantee program for the period July 1, 2013 to June 30, 2014 is CHF 0.6 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2014 to June 30, 2015, the Group’s share in this deposit insurance guarantee program based on FINMA’s estimate will be unchanged at CHF 0.6 billion.

Representations and warranties on residential mortgage loans sold

In connection with Investment Banking’s sale of US residential mortgage loans, the Group has provided certain representations and warranties relating to the loans sold. The Group has provided these representations and warranties relating to sales of loans to: the US government-sponsored enterprises (GSEs) Fannie Mae and Freddie Mac; institutional investors, primarily banks; and non-agency, or private label, securitizations. The loans sold are primarily loans that the Group has purchased from other parties. The scope of representations and warranties, if any, depends on the transaction, but can include: ownership of the mortgage loans and legal capacity to sell the loans; loan-to-value ratios and other characteristics of the property, the borrower and the loan; validity of the liens securing the loans and absence of delinquent taxes or related liens; conformity to underwriting standards and completeness of documentation; and origination in compliance with law. If it is determined that representations and warranties were breached, the Group may be required to repurchase the related loans or indemnify the investors to make them whole for losses. Whether the Group will incur a loss in connection with repurchases and make whole payments depends on: the extent to which claims are made; the validity of such claims (including the likelihood and ability to enforce claims); whether the Group can successfully claim against parties that sold loans to the Group and made representations and warranties to the Group; the residential real estate market, including the number of defaults; and whether the obligations of the securitization vehicles were guaranteed or insured by third parties.

With respect to its outstanding repurchase claims, the Group is unable to estimate reasonably possible losses in excess of the amounts accrued because of the heterogeneity of its portfolio, the complexity of legal and factual determinations related to each claim, the limited amount of discovery and/or other factors.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to June 30, 2014 by counterparty type and the development of outstanding repurchase claims and provisions for outstanding repurchase claims in 2Q14, 1Q14 and 2Q13, including realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold

January 1, 2004 to June 30, 2014 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	24.0
Non-agency securitizations	134.5	[2]
Total residential mortgage loans sold	166.7
1 Primarily banks.
2
Of the total residential mortgage loans sold to non-agency securitizations USD 25.3 billion were outstanding as of the end of 2Q14. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q14 is attributable to borrower payments of USD 90.1 billion and losses of USD 19.1 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims

	2Q14					1Q14
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	69	418	83	570		77	420	83	580
New claims	3	0	314	317		6	1	6	13
Claims settled through repurchases	0	0	0	0		0	0	0	0
Other settlements	(1)	(415)	0	(416)	[2]	(3)	(1)	(5)	(9)	[2]
Total claims settled	(1)	(415)	0	(416)		(3)	(1)	(5)	(9)
Claims rescinded	(4)	0	0	(4)		(11)	0	0	(11)
Transfers to/from arbitration and litigation, net [3]	0	0	(314)	(314)		0	(2)	(1)	(3)
Balance at end of period	67	3	83	153		69	418	83	570

	2Q13
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	482	1,398	1,947
New claims	24	93	149	266
Claims settled through repurchases	(1)	0	(2)	(3)	[1]
Other settlements	(5)	(155)	(4)	(164)	[2]
Total claims settled	(6)	(155)	(6)	(167)
Claims rescinded	(4)	0	0	(4)
Transfers to/from arbitration and litigation, net [3]	0	0	(347)	(347)
Balance at end of period	81	420	1,194	1,695
1 Settled at a repurchase price of USD 3 million.
2 Settled at USD 59 million, USD 7 million and USD 20 million in 2Q14, 1Q14 and 2Q13, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Residential mortgage loans sold – outstanding repurchase claims (continued)

	6M14					6M13
	Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total		Government- sponsored enterprises	Private investors	Non-agency securitiza- tions	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	77	420	83	580		67	464	1,395	1,926
New claims	9	1	320	330		36	115	489	640
Claims settled through repurchases	0	0	0	0		(4)	0	(2)	(6)	[1]
Other settlements	(4)	(416)	(5)	(425)	[2]	(8)	(155)	(7)	(170)	[2]
Total claims settled	(4)	(416)	(5)	(425)		(12)	(155)	(9)	(176)
Claims rescinded	(15)	0	0	(15)		(10)	(4)	0	(14)
Transfers to/from arbitration and litigation, net [3]	0	(2)	(315)	(317)		0	0	(681)	(681)
Balance at end of period	67	3	83	153		81	420	1,194	1,695
1 Settled at a repurchase price of USD 6 million.
2 Settled at USD 66 million and USD 25 million in 6M14 and 6M13, respectively.
3 Refer to "Note 29 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims

	2Q14		1Q14		2Q13		6M14		6M13
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	136		146		59		146		55
Increase/(decrease) in provisions, net	(17)		(3)		62		(20)		74
Realized losses [2]	(59)	[3]	(7)	[4]	(23)		(66)	[3]	(31)
Balance at end of period	60	[5]	136	[6]	98	[5]	60	[5]	98	[5]
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 29 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to private investors.
4 Primarily related to non-agency securitizations.
5 Primarily related to government-sponsored enterprises.
6 Primarily related to government-sponsored enterprises and private investors.

Representations and warranties relating to residential mortgage loans sold to non-agency securitization vehicles are more limited in scope than those relating to residential mortgage loans sold to GSEs, and it can be more difficult to establish causation and standing in making a repurchase claim for breach of representations and warranties on residential mortgage loans sold in non-agency securitizations. The Group is involved in litigation relating to representations and warranties on residential mortgage loans sold.

> Refer to “Note 29 – Litigation” for further information.

Repurchase claims on residential mortgage loans sold that are subject to arbitration or litigation proceedings, or become so during the reporting period, are not included in the Guarantees and commitments disclosure of repurchase claims and related loss contingencies and provisions but are addressed in litigation and related loss contingencies and provisions.

Repurchase claims relating to residential mortgage loans sold may increase in the future based on the large number of defaults in residential mortgages, including those sold or securitized by the Group.

Disposal-related contingencies and other indemnifications

The Group has certain guarantees for which its maximum contingent liability cannot be quantified. These guarantees include disposal-related contingencies in connection with the sale of assets or businesses, and other indemnifications. These guarantees are not reflected in the “Guarantees” table.

> Refer to “Disposal-related contingencies and other indemnifications” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Guarantees and commitments in the Credit Suisse Annual Report 2013 for a description of these guarantees.

Other commitments

Other commitments of the Group are classified as follows: irrevocable commitments under documentary credits, irrevocable loan commitments, forward reverse repurchase agreements and other commitments.

> Refer to “Other commitments” in V – Consolidated financial statements – Credit Suisse Group – Note 32 – Guarantees and commitments in the Credit Suisse Annual Report 2013 for a description of these commitments.

Other commitments

	2Q14						4Q13
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	4,616	28	4,644	4,487		2,725	5,484	28	5,512	5,452		3,381
Irrevocable loan commitments [2]	38,081	70,604	108,685	104,802		52,452	27,250	69,740	96,990	92,732		47,996
Forward reverse repurchase agreements	28,969	0	28,969	28,969		28,969	26,893	0	26,893	26,893		26,893
Other commitments	3,971	1,305	5,276	5,276		2,679	2,481	1,410	3,891	3,891		350
Total other commitments	75,637	71,937	147,574	143,534		86,825	62,108	71,178	133,286	128,968		78,620
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 95,482 million and CHF 90,254 million of unused credit limits as of the end of 2Q14 and 4Q13, respectively, which were revocable at the Group's sole discretion upon notice to the client.